Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In 2022, the SEC adopted rules requiring disclosure of information pertaining to both Principal Executive Officer (“PEO”) and other NEO compensation, including separate disclosure of the PEO’s total compensation and other NEOs’ average total compensation calculated in accordance with Item 402(c)(2)(x) of Regulation S-K. To determine Compensation Actually Paid (“CAP”) for the PEO and NEOs, we are required to make certain adjustments to total executive compensation reported in the Summary Compensation Table for equity awards that are calculated in accordance with US GAAP.
The table below details CAP for our PEO, Michael Kehoe, the average of CAP to our other NEOs, our total shareholder return (“TSR”), the TSR of our peer group (the S&P 500 Property & Casualty Insurance Index), net income, and a company-selected measure. Our company-selected measure, the most important financial performance measure used to link compensation paid to all employees, including executive officers, to company performance for the most recently completed year, is actual underwriting profit. Actual underwriting profit is the performance metric used to determine the bonus pool calculation under the annual cash incentive program and from which the variable compensation is derived.

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Total Compensation Actually Paid to non-PEO NEOs(2)	Total share-holder return	Peer group total share-holder return (4)	Net income	Actual Underwriting Profit
2024	6,773,862	8,242,146	2,610,899	3,180,008	$461.94	$227.67	414,843,000	323,080,601
2023	5,223,077	6,126,808	2,223,567	2,556,774	$332.19	$168.05	308,093,000	269,797,812
2022	3,783,912	4,064,879	1,467,060	1,584,237	$258.97	$151.65	159,114,000	200,333,134
2021	3,028,861	3,427,664	1,274,034	1,417,695	$235.07	$127.58	152,659,000	152,209,751
2020	2,210,343	4,087,450	917,728	1,313,635	$197.28	$106.96	88,419,000	64,301,708
(1) Refers to total column reported in the Summary Compensation Table for Mr. Kehoe for each respective year.
(2) Refer to CAP table below for a reconciliation of Summary Compensation Table compensation to CAP.

(3) Average of total compensation reported in the Summary Compensation Table for non-PEO NEOs Brian Haney, Bryan Petrucelli, Mark Beachy and Diane Schnupp for each of 2024, 2023, 2022, 2021 and 2020.
(4) Cumulative total returns to the S&P 500 Property & Casualty Insurance Index assuming an initial investment of $100 on December 31, 2019, the measurement period, and the reinvestment of dividends, if any.

Components of Compensation Actually Paid
The table below shows the reconciliation of Summary Compensation Table compensation to CAP for Mr. Kehoe and the average CAP for all other NEOs for the years presented in the CAP table.

				For outstanding and unvested awards as of end of covered fiscal year:
	Year	Summary Compensation Table Total	Less: Stock award value as reported in Summary Compensation Table	Add: Fair value at year-end of any equity awards granted during fiscal year	Add: Change in fair value of equity awards granted in prior years	Add: Change in fair value of awards that vested during fiscal year	Total Compensation Actually Paid
PEO(5):	2024	6,773,862	(2,499,860)	2,252,625	997,095	718,424	8,242,146
	2023	5,223,077	(1,799,975)	1,899,275	503,382	301,049	6,126,808
	2022	3,783,912	(999,810)	1,245,097	184,125	(148,445)	4,064,879
	2021	3,028,861	(749,883)	972,256	441,981	(265,551)	3,427,664
	2020	2,210,343	(749,882)	995,647	1,349,925	281,416	4,087,450
Non-PEO	2024	2,610,899	(874,667)	788,163	374,610	281,003	3,180,008
NEOs(5):	2023	2,223,567	(684,553)	722,317	187,713	107,730	2,556,774
	2022	1,467,060	(356,790)	444,323	63,328	(33,684)	1,584,237
	2021	1,274,034	(299,944)	388,891	114,186	(59,472)	1,417,695
	2020	917,728	(299,952)	372,592	269,069	54,198	1,313,635
(5) With respect to each 2024, 2023, 2022, 2021 and 2020, the reported PEO is Michael P. Kehoe and reported non-PEO NEOs are Brian Haney, Bryan Petrucelli, Mark Beachy and Diane Schnupp

Company Selected Measure Name	Actual Underwriting Profit
Named Executive Officers, Footnote	(3) Average of total compensation reported in the Summary Compensation Table for non-PEO NEOs Brian Haney, Bryan Petrucelli, Mark Beachy and Diane Schnupp for each of 2024, 2023, 2022, 2021 and 2020.
Peer Group Issuers, Footnote
(4) Cumulative total returns to the S&P 500 Property & Casualty Insurance Index assuming an initial investment of $100 on December 31, 2019, the measurement period, and the reinvestment of dividends, if any.

PEO Total Compensation Amount	$ 6,773,862	$ 5,223,077	$ 3,783,912	$ 3,028,861	$ 2,210,343
PEO Actually Paid Compensation Amount	8,242,146	6,126,808	4,064,879	3,427,664	4,087,450
Non-PEO NEO Average Total Compensation Amount	2,610,899	2,223,567	1,467,060	1,274,034	917,728
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,180,008	2,556,774	1,584,237	1,417,695	1,313,635
Compensation Actually Paid vs. Total Shareholder Return
Relationship of Compensation Actually Paid to Total Shareholder Return
The following graph shows the relationship between executive compensation actually paid for both the CEO and average of other NEOs to our TSR and TSR for the S&P 500 Property & Casualty Insurance Index for the period from December 31, 2019 through December 31, 2024. The graph assumes an initial investment of $100 and the reinvestment of dividends, if any.

Compensation Actually Paid vs. Company Selected Measure
The following graph depicts the relationship between the cash and equity portions of compensation of our PEO and average of cash and equity portions of compensation of our non-PEO NEOs and each of net income and actual underwriting profit.

As a result of our compensation philosophy, we grant equity awards to certain employees, including executive officers, in order to align employee incentives with those of shareholders. In recent years, the price of our common stock has increased. As a result, CAP for both the CEO and average of NEOs is heavily influenced by the change in the price of our common stock. Our compensation philosophy, specifically the bonus component in the table above, is intended to align executive bonuses with the performance of our underwriting operations. Equity awards granted to employees are intended to incentivize management, including executive officers, to grow the business over the long-term. We do not view changes in the fair value of previously granted equity awards as a meaningful metric when evaluating executive compensation.

Tabular List, Table
List of Most Important Performance Measures
The following table lists the most important measures we used in determining executive compensation for the year ended December 31, 2024:

Most Important Measures for Determining NEO Pay
Actual underwriting profit (1)
Combined ratio (2)
Operating return on equity (3)

(1) See CD&A for description of how actual underwriting profit is calculated.
(2) Combined ratio is the sum of the loss ratio and the expense ratio. Loss ratio, expressed as a percentage, is the ratio of losses and loss adjustment expenses to sum of earned premiums and fee income, net of the effects of reinsurance. Expense ratio, expressed as a percentage, is the ratio of underwriting, acquisition and insurance expenses to the sum of net earned premiums and fee income. A combined ratio under 100% indicates an underwriting profit. A combined ratio over 100% indicates an underwriting loss.
(3) Operating return on equity is a non-GAAP financial measure. We define operating return on equity as net operating earnings, a non-GAAP financial measure, expressed as a percentage of average beginning and ending stockholders’ equity during the period. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Reconciliation of Non-GAAP Financial Measures” in our Annual Report on Form 10-K for the year ended December 31, 2024 for a reconciliation of net operating earnings and operating return on equity.

Total Shareholder Return Amount	$ 461.94	332.19	258.97	235.07	197.28
Peer Group Total Shareholder Return Amount	227.67	168.05	151.65	127.58	106.96
Net Income (Loss)	$ 414,843,000	$ 308,093,000	$ 159,114,000	$ 152,659,000	$ 88,419,000
Company Selected Measure Amount	323,080,601	269,797,812	200,333,134	152,209,751	64,301,708
PEO Name	Michael Kehoe
Measure:: 1
Pay vs Performance Disclosure
Name	Actual underwriting profit (1)
Measure:: 2
Pay vs Performance Disclosure
Name	Combined ratio (2)
Measure:: 3
Pay vs Performance Disclosure
Name	Operating return on equity (3)
PEO | Stock award value as reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,499,860)	$ (1,799,975)	$ (999,810)	$ (749,883)	$ (749,882)
PEO | Fair value at year-end of any equity awards granted unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,252,625	1,899,275	1,245,097	972,256	995,647
PEO | Change in fair value of equity awards granted in prior years - unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	997,095	503,382	184,125	441,981	1,349,925
PEO | Change in fair value of awards that vested during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	718,424	301,049	(148,445)	(265,551)	281,416
Non-PEO NEO | Stock award value as reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(874,667)	(684,553)	(356,790)	(299,944)	(299,952)
Non-PEO NEO | Fair value at year-end of any equity awards granted unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	788,163	722,317	444,323	388,891	372,592
Non-PEO NEO | Change in fair value of equity awards granted in prior years - unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	374,610	187,713	63,328	114,186	269,069
Non-PEO NEO | Change in fair value of awards that vested during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 281,003	$ 107,730	$ (33,684)	$ (59,472)	$ 54,198